Interest in associates and joint ventures - Key assumptions in value in use calculation (Details) - Bank of Communications Co., Limited	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Long-term profit growth rate	3.00%	5.00%
Long-term asset growth rate	3.00%	4.00%
Discount rate	11.85%	13.00%
Loan impairment charge as a percentage of customer advances in the long term	0.70%	0.70%
Risk-weighted assets as a percentage of total assets	62.00%	62.00%
Cost-income ratio		40.00%
Long-term profit growth rate
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	(0.11%)
Long-term asset growth rate
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	0.10%
Discount rate
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	0.13%
Loan impairment charge as a percentage of customer advances
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	0.02%
Risk-weighted assets as a percentage of total assets
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	0.63%
Cost-income ratio
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	0.46%
Bottom of range
Disclosure of associates [line items]
Discount rate	10.20%	10.20%
Loan impairment charge as a percentage of customer advances in the short to medium term	0.66%	0.72%
Cost-income ratio	37.10%
Top of range
Disclosure of associates [line items]
Discount rate	13.40%	15.00%
Loan impairment charge as a percentage of customer advances in the short to medium term	0.82%	0.87%
Cost-income ratio	38.00%